FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Schedule of exchange differences
	As of December 31,
	2020	2019	2018	2017

Argentine peso	84.14	59.83	37.74	18.57
Brazilian real	5.18	4.01	3.87	3.31
Chilean peso	710.95	748.74	694.77	614.75
Colombian peso	3,421.00	3,271.55	3,239.45	2,984.77
Euro	0.81	0.89	0.87	0.83
Australian dollar	1.30	1.43	1.42	1.28
Boliviano	6.86	6.86	6.86	6.86
Mexican peso	19.93	18.89	19.68	19.66
New Zealand dollar	1.39	1.49	1.49	1.41
Peruvian Sol	3.62	3.31	3.37	3.24
Uruguayan peso	42.14	37.24	32.38	28.74

Schedule of foreign currency
	As of	As of
	December 31,	December 31,
Current assets	2020	2019
	ThUS$	ThUS$

Cash and cash equivalents	483,303	242,624
Argentine peso	16,885	10,974
Brazilian real	13,157	9,407
Chilean peso	32,368	50,421
Colombian peso	2,168	5,971
Euro	10,361	21,927
U.S. dollar	369,455	77,933
Other currency	38,909	65,991

Other financial assets, current	12,981	47,328
Argentine peso	311	7
Brazilian real	4	17,395
Chilean peso	3,987	26,008
Colombian peso	132	138
Euro	1,867	-
U.S. dollar	5,639	2,795
Other currency	1,041	985
	As of	As of
	December 31,	December 31,
Current assets	2020	2019
	ThUS$	ThUS$

Other non - financial assets, current	42,973	81,521
Argentine peso	11,058	11,263
Brazilian real	2,985	20,553
Chilean peso	15,913	24,451
Colombian peso	175	61
Euro	2,667	2,878
U.S. dollar	2,351	5,140
Other currency	7,824	17,175

Trade and other accounts receivable, current	177,491	501,006
Argentine peso	1,881	22,809
Brazilian real	841	1,457
Chilean peso	38,340	125,342
Colombian peso	209	545
Euro	24,370	32,711
U.S. dollar	98,385	257,421
Other currency	13,465	60,721

Accounts receivable from related entities, current	430	537
Chilean peso	9	42
U.S. dollar	421	495

Tax current assets	11,050	19,506
Argentine peso	389	1,560
Brazilian real	887	1,006
Chilean peso	1,003	1,111
Colombian peso	675	54
Euro	235	264
U.S. dollar	354	-
Peruvian sun	5,220	13,707
Other currency	2,287	1,804

Total current assets	728,228	892,522
Argentine peso	30,524	46,613
Brazilian real	17,874	49,818
Chilean peso	91,620	227,375
Colombian peso	3,359	6,769
Euro	39,500	57,780
U.S. Dollar	476,605	343,784
Other currency	68,746	160,383
	As of	As of
	December 31,	December 31,
Non-current assets	2020	2019
	ThUS$	ThUS$

Other financial assets, non-current	9,486	10,243
Brazilian real	3,574	4,441
Chilean peso	69	65
Colombian peso	284	296
Euro	1,369	1,525
U.S. dollar	2,490	2,169
Other currency	1,700	1,747

Other non - financial assets, non-current	36,251	29,166
Argentine peso	39	54
Brazilian real	12,974	7,891
U.S. dollar	3,732	3
Other currency	19,506	21,218

Accounts receivable, non-current	4,984	4,722
Chilean peso	4,984	4,722

Deferred tax assets	2,228	3,339
Colombian peso	221	487
U.S. dollar	13	856
Other currency	1,994	1,996

Total non-current assets	52,949	47,470
Argentine peso	39	54
Brazilian real	16,548	12,332
Chilean peso	5,053	4,787
Colombian peso	505	783
Euro	1,369	1,525
U.S. dollar	6,235	3,028
Other currency	23,200	24,961

Schedule of foreign currency balances in current liabilities and non-current
	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, current	239,712	69,623	86,573	210,627
Argentine peso	2	1	-	2
Brazilian real	59	128	163	118
Chilean peso	40,552	42,625	70,639	15,229
Euro	87	145	258	339
U.S. dollar	198,996	26,676	15,504	194,896
Other currency	16	48	9	43

Trade and other accounts payables, current	1,285,233	1,338,123	20,908	10,091
Argentine peso	228,069	252,799	7,315	1,096
Brazilian real	71,446	59,837	37	320
Chilean peso	312,921	322,996	10,991	1,295
Colombian peso	12,300	2,558	1,165	868
Euro	143,780	113,733	41	484
U.S. dollar	392,914	480,129	912	4,263
Peruvian sol	11,759	24,197	222	1,447
Mexican peso	16,546	5,233	60	33
Pound sterling	35,269	20,289	45	119
Uruguayan peso	441	1,018	-	29
Other currency	59,788	55,334	120	137

Accounts payable to related entities, current	(229)	53	-	-
Chilean peso	-	53	-	-
U.S. dollar	(229)	-	-	-

Other provisions, current	14	2,079	1,628	-
Chilean peso	-	27	29	-
Other currency	14	2,052	1,599	-
	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$

Other non-financial liabilities, current	42,467	19,335	50	-
Argentine peso	961	348	-	-
Brazilian real	976	1,537	3	-
Chilean peso	5,836	705	1	-
Colombian peso	622	3,059	38	-
Euro	3,206	3,133	-	-
U.S. dollar	19,707	4,531	-	-
Other currency	11,159	6,022	8	-

Total current liabilities	1,567,596	1,429,213	109,159	220,718
Argentine peso	229,032	253,148	7,315	1,098
Brazilian real	72,481	61,502	203	438
Chilean peso	359,309	366,406	81,660	16,524
Colombian peso	12,922	5,617	1,203	868
Euro	147,073	117,011	299	823
U.S. dollar	611,787	511,336	16,416	199,159
Other currency	134,992	114,193	2,063	1,808
	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Non-current liabilities	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, non-current	268,320	366,889	4,250	12,915	403,841	376,535
Chilean peso	180,150	236,346	1,320	2,291	398,199	369,525
Brazillian real	351	700	-	40	-	-
Euro	427	550	-	141	-	-
U.S. dollar	87,280	128,820	2,930	10,308	5,642	7,010
Other currency	112	473	-	135	-	-

Accounts payable, non-current	70,145	151,254	1,390	-	241	-
Chilean peso	47,752	14,367	1,390	-	241	-
U.S. dollar	21,051	135,541	-	-	-	-
Other currency	1,342	1,346	-	-	-	-

Other provisions, non-current	45,834	36,615	-	-	-	-
Argentine peso	696	485	-	-	-	-
Brazillian real	26,872	20,538	-	-	-	-
Colombian peso	278	281	-	-	-	-
Euro	11,736	9,217	-	-	-	-
U.S. dollar	6,252	6,094	-	-	-	-

Provisions for employees benefits, non-current	64,152	80,628	-	-	-	-
Chilean peso	64,152	80,628	-	-	-	-
U.S. dollar	-	-	-	-	-	-

Total non-current liabilities	448,451	635,386	5,640	12,915	404,082	376,535
Argentine peso	696	485	-	-	-	-
Brazilian real	27,223	21,238	-	40	-	-
Chilean peso	292,054	331,341	2,710	2,291	398,440	369,525
Colombian peso	278	281	-	-	-	-
Euro	12,163	9,767	-	141	-	-
U.S. dollar	114,583	270,455	2,930	10,308	5,642	7,010
Other currency	1,454	1,819	-	135	-	-

Schedule of general summary of foreign currency
	As of	As of
	December 31,	December 31,
General summary of foreign currency:	2020	2019
	ThUS$	ThUS$

Total assets	781,177	939,992
Argentine peso	30,563	46,667
Brazilian real	34,422	62,150
Chilean peso	96,673	232,162
Colombian peso	3,864	7,552
Euro	40,869	59,305
U.S. dollar	482,840	346,812
Other currency	91,946	185,344

Total liabilities	2,534,928	2,674,767
Argentine peso	237,043	254,731
Brazilian real	99,907	83,218
Chilean peso	1,134,173	1,086,087
Colombian peso	14,403	6,766
Euro	159,535	127,742
U.S. dollar	751,358	998,268
Other currency	138,509	117,955

Net position
Argentine peso	(206,480)	(208,064)
Brazilian real	(65,485)	(21,068)
Chilean peso	(1,037,500)	(853,925)
Colombian peso	(10,539)	786
Euro	(118,666)	(68,437)
U.S. dollar	(268,518)	(651,456)
Other currency	(46,563)	67,389